Consolidated Balance Sheets - CAD CAD in Millions		Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents		CAD 269	CAD 242
Accounts receivable and other current assets (Note 6)		1,127	964
Prepaid expenses		85	68
Inventories (Note 7)		372	337
Regulatory assets (Note 8)		313	246
Total current assets		2,166	1,857
Other assets (Note 9)		406	352
Regulatory assets (Note 8)		2,620	2,286
Utility capital assets (Note 10)		29,337	19,595
Intangible assets (Note 11)		1,011	541
Goodwill (Note 12)		12,364	4,173
Total assets		47,904	28,804
Current liabilities
Short-term borrowings (Note 32)		1,155	511
Accounts payable and other current liabilities (Note 13)		1,970	1,419
Regulatory liabilities (Note 8)		492	298
Current installments of long-term debt (Note 14)		251	384
Current installments of capital lease and finance obligations (Note 15)		76	26
Total current liabilities		3,944	2,638
Other liabilities (Note 16)		1,279	1,152
Regulatory liabilities (Note 8)		1,691	1,340
Deferred income taxes (Note 25)		3,263	2,050
Long-term debt (Note 14)		20,817	10,784
Capital lease and finance obligations (Note 15)		460	487
Total liabilities		31,454	18,451
Shareholders’ equity
Common shares (Note 17)	[1]	10,762	5,867
Preference shares (Note 19)		1,623	1,820
Additional paid-in capital		12	14
Accumulated other comprehensive income (Note 20)		745	791
Retained earnings		1,455	1,388
Total Fortis Inc. shareholders’ equity		14,597	9,880
Non-controlling interests (Note 21)		1,853	473
Total shareholders' equity		16,450	10,353
Total liabilities and shareholders' equity		CAD 47,904	CAD 28,804

[1]	No par value. Unlimited authorized shares; 401.5 million and 281.6 million issued and outstanding as at December 31, 2016 and 2015, respectively